ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of consolidated financial information of the Group's VIE included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	December 31,
	2018	2019

Total assets	$6,492	$9,734
Total liabilities	$4,678	$1,147

	Year ended December 31,
	2017	2018	2019

Revenues	$—	$3	$1,054
Net loss	$(7,507)	$(7,490)	$(8,496)

	Year ended December 31,
	2017	2018	2019

Net cash provided by / (used in) operating activities	$3,073	$(7,519)	$1,193
Net cash (used in) / provided by investing activities	$(3,069)	$473	$(188)
Net cash provided by financing activities	$—	$—	$—